Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Schedule of assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy

	Fair Value Measurements
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

	(In US$ thousands)
As of December 31, 2024:
Wealth management products, short term (1)	$69,947	$—	$69,947	$—
Wealth management products, long term (2)	194,746	—	194,746	—
Equity securities with readily determinable market value (3)	136,832	136,832	—	—
Total	$401,525	$136,832	$264,693	$—

As of December 31, 2025:
Wealth management products, short term (1)	$76,917	$—	$76,917	$—
Wealth management products, long term (2)	201,244	—	201,244	—
Equity securities with readily determinable market value (3)	158,090	158,090	—	—
Total	$436,251	$158,090	$278,161	$—
(1)	Included in short-term investments on the Group’s consolidated balance sheets.
(2)	Included in other non-current assets on the Group’s consolidated balance sheets.
(3)	Included in long-term investments on the Group’s consolidated balance sheets.